UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                       811-23170

NB Crossroads Private Markets Fund IV (TE) - Client LLC

(Exact name of registrant as specified in charter)

325 North Saint Paul Street

49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

David Morse, Vice President

Neuberger Berman Investment Advisers LLC

1290 Avenue of the Americas

New York, NY 10104

(Name and address of agent for service)

Registrant’s telephone number, including area code:                     1-212-476-8800

Date of fiscal year end:     March 31

Date of reporting period:       September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

NB Crossroads Private Markets Fund IV (TE) - Client LLC

Consolidated Financial Statements

(Unaudited)

For the six months ended September 30, 2025

NB Crossroads Private Markets Fund IV (TE) - Client LLC

For the six months ended September 30, 2025

NB Crossroads Private Markets Fund IV (TE) - Client LLC

Consolidated Statement of Assets, Liabilities and Members’ Equity – Net Assets

As of September 30, 2025 (Unaudited)

Assets

Investment in the Company, at fair value	$109,927,123
Investment in Money Market Fund	872,241
Interest receivable	3,009
Prepaid legal fees	876

Total Assets	$110,803,249

Liabilities

Deferred tax liability	$5,220,418
Professional fees payable	119,615
Distribution and servicing fees payable	42,950
Due to Affiliate	11,741
Administration service fees payable	9,373
Due to Members	3,000
Other payables	4,683

Total Liabilities	$5,411,780

Commitments and contingencies (Note 4)

Members’ Equity - Net Assets	$105,391,469

Units of Membership Interests outstanding (unlimited units authorized)	144,532.98
Net Asset Value Per Unit	$729.19

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC are an integral part of these consolidated financial statements.

1

NB Crossroads Private Markets Fund IV (TE) - Client LLC

Consolidated Statement of Operations

For the six months ended September 30, 2025 (Unaudited)

Net Investment Loss Allocated from the Company:

Interest income	$63,659
Expenses	(351,066)

Total Net Investment Loss Allocated from the Company	(287,407)

Fund Income:

Interest income	32,451

Total Fund Income	32,451

Fund Expenses:

Tax expense	264,252
Distribution and servicing fees	85,900
Tax preparation fees	66,389
Administration service fees	18,747
Professional fees	12,697
Other expenses	19,444

Total Fund Expenses	467,429

Net Investment Loss	(722,385)

Net Realized and Change in Unrealized Gain on Investment in the Company (Note 2)
Net realized gain on investment in the Company	5,398,970
Net change in unrealized appreciation on investment in the Company	(3,519,435)

Net Realized and Change in Unrealized Gain on Investment in the Company	1,879,535

Net Increase in Members’ Equity – Net Assets Resulting from Operations	$1,157,150

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC are an integral part of these consolidated financial statements.

2

NB Crossroads Private Markets Fund IV (TE) - Client LLC

Consolidated Statements of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2025 (Audited)

	Members' Equity	Special Member	Total
Members' committed capital	$114,532,651	$-	$114,532,651

Members' equity at April 1, 2024	$124,202,809	$4,295,042	$128,497,851
Capital distributions	(22,333,868)	-	(22,333,868)
Net investment loss	(2,204,908)	-	(2,204,908)
Net realized gain on investment in the Company	10,101,957	-	10,101,957
Net change in unrealized appreciation on investment in the Company	(2,254,505)	-	(2,254,505)
Net change in incentive carried interest	(366,764)	366,764	-
Members' equity at March 31, 2025	$107,144,721	$4,661,806	$111,806,527

For the six months ended September 30, 2025 (Unaudited)

	Members' Equity	Special Member	Total
Members' committed capital	$114,532,651	$-	$114,532,651

Members' equity at April 1, 2025	$107,144,721	$4,661,806	$111,806,527
Capital distributions	(6,871,959)	(700,249)	(7,572,208)
Net investment loss	(722,385)	-	(722,385)
Net realized gain on investment in the Company	5,398,970	-	5,398,970
Net change in unrealized appreciation on investment in the Company	(3,519,435)	-	(3,519,435)
Net change in incentive carried interest	(75,216)	75,216	-
Members' equity at September 30, 2025	$101,354,696	$4,036,773	$105,391,469

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC are an integral part of these consolidated financial statements.

3

NB Crossroads Private Markets Fund IV (TE) - Client LLC

Consolidated Statement of Cash Flows

For the six months ended September 30, 2025 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Members’ Equity – Net Assets resulting from operations	$1,157,150
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash provided by operating activities:
Proceeds received from investment in the Company	7,774,268
Total net investment loss allocated from the Company	287,407
Net realized and change in unrealized gain on investment in the Company	(1,879,535)
Net purchases and sales of short term investments	341,875
Changes in assets and liabilities related to operations
(Increase) decrease in interest receivable	1,327
(Increase) decrease in prepaid legal fees	1,752
Increase (decrease) in professional fees payable	(13,849)
Increase (decrease) in tax payable	(65,394)
Increase (decrease) in due to Affiliate	(36,051)
Increase (decrease) in administration service fees payable	(563)
Increase (decrease) in other payables	821

Net cash provided by (used in) operating activities	7,569,208

CASH FLOWS FROM FINANCING ACTIVITIES

Distributions to Members	(7,569,208)

Net cash provided by (used in) financing activities	(7,569,208)

Net change in cash and cash equivalents	-
Cash and cash equivalents at beginning of the period	-

Cash and cash equivalents at the end of the period	$-

Noncash activities
Distributions totaling $329,646 were received from the Company for taxes paid and/or accrued by the Company on behalf of the TE Fund.

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC are an integral part of these consolidated financial statements.

4

NB Crossroads Private Markets Fund IV (TE) - Client LLC

Consolidated Financial Highlights

	For the six months ended September 30, 2025 (Unaudited)	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2021
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$773.57	$889.06	$933.12	$1,033.37	$925.81	$629.69
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(5.00)	(15.26)	(19.55)	(15.53)	(30.49)	(15.57)
Net realized and change in unrealized gain (loss) on investments	13.01	54.29	38.88	22.26	268.80	311.69
Net increase (decrease) in net assets resulting from operations after incentive carried interest	8.01	39.03	19.33	6.73	238.31	296.12

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	(52.39)	(154.52)	(63.39)	(106.98)	(130.75)	-
NET ASSET VALUE, END OF PERIOD	$729.19	$773.57	$889.06	$933.12	$1,033.37	$925.81
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	1.01%	4.69%	2.12%	0.87%	26.01%	47.03%

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net Assets, end of period in thousands (000's)	$105,391	$111,807	$128,498	$134,867	$149,356	$133,810
Ratios to Average Members' Equity - Net Assets: (4), (5)
Expenses excluding incentive carried interest (6)	1.24%	2.14%	2.63%	1.98%	3.23%	2.50%
Net change in incentive carried interest	0.07%	0.31%	0.14%	0.05%	1.54%	1.82%
Expenses including incentive carried interest	1.31%	2.45%	2.77%	2.03%	4.77%	4.32%
Net investment loss excluding incentive carried interest	(1.06)%	(1.84)%	(2.12)%	(1.63)%	(3.03)%	(2.23)%

INTERNAL RATES OF RETURN:
Internal Rate of Return before incentive carried interest (7)	13.07%	13.61%	14.71%	16.99%	20.94%	18.90%
Internal Rate of Return after incentive carried interest (7)	12.62%	13.14%	14.18%	16.37%	20.15%	18.31%

(1)	Selected data for a unit of membership interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the TE Fund during the period and assumes distributions, if any, were reinvested. The TE Fund's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total return and the ratios to average members' equity - net assets is calculated for the TE Fund taken as a whole. The total return does not reflect the impact of incentive carried interest; refer to the Internal Rates of Return for the impact of incentive carried interest.
(4)	Ratios include expenses allocated from the Company.
(5)	For the six months ended September 30, 2025, the ratios are annualized, with the exception of the impact of nonrecurring expenses and the incentive carried interest allocation.
(6)	For the year ended March 31, 2023, the ratio is inclusive of the current year tax expense (benefit). Excluding this tax expense (benefit), the ratio would be 1.57%.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets before and after incentive carried interest at the end of the period as of each measurement date.

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC are an integral part of these consolidated financial statements.

5

NB Crossroads Private Markets Fund IV (TE) - Client LLC

Notes to the Consolidated Financial Statements

September 30, 2025 (Unaudited)

1. Organization

NB Crossroads Private Markets Fund IV (TE) - Client LLC (the “TE Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The TE Fund was organized as a Delaware limited liability company on February 29, 2016. The TE Fund commenced operations on November 15, 2016. The duration of the TE Fund is ten years from the final subscription closing date (the “Final Closing”), which occurred on June 30, 2017, subject to two two-year extensions which may be approved by the Board of Managers of the TE Fund (the “Board” or the “Board of Managers”). Thereafter, the term of the TE Fund may be extended by consent of a majority-in-interest of its Members as defined in the TE Fund’s limited liability company agreement (the “LLC Agreement”).

The TE Fund’s investment objective is to provide attractive risk-adjusted returns. The TE Fund pursues its investment objective by investing substantially all of its assets in NB Crossroads Private Markets Fund IV Holdings LLC (the “Company”), through its consolidated subsidiary, NB Crossroads Private Markets Fund IV (Offshore), Client Ltd, a Cayman Islands exempted company (the “Offshore Fund”). The Company seeks to achieve its objective primarily by investing in a diversified global portfolio of high quality third-party private equity funds (“Portfolio Funds”) and by co-investing directly in portfolio companies. Neither the Company, the TE Fund, nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company or the TE Fund will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the 1940 Act.

The financial statements of the Company, including the Company’s Schedule of Investments, are attached to this report and should be read in conjunction with the TE Fund’s consolidated financial statements. The percentage of the Company’s members’ contributed capital owned by the TE Fund at September 30, 2025 was approximately 34.26%.

The Board has overall responsibility to manage and supervise the operation of the TE Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operation of the TE Fund. The Board exercises the same powers, authority and responsibilities on behalf of the TE Fund as are customarily exercised by directors of a typical investment company registered under the 1940 Act. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser” and together with NBIA, the “Adviser”) to provide investment advice regarding the selection of the Portfolio Funds and Co-Investments and to manage the day-to-day operations of the Company.

6

NB Crossroads Private Markets Fund IV (TE) - Client LLC

Notes to the Consolidated Financial Statements

September 30, 2025 (Unaudited)

2. Significant Accounting Policies

The TE Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the TE Fund in the preparation of its consolidated financial statements.

A. Basis of Accounting and Consolidation

The TE Fund’s policy is to prepare its consolidated financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the TE Fund are maintained in U.S. dollars.

At September 30, 2025, the percentage of the Offshore Fund’s shareholders’ capital owned by the TE Fund is 92.21%.  The financial position and results of operations of the Offshore Fund have been consolidated in these consolidated financial statements. All intercompany transactions (consisting of capital contributions and distributions) have been eliminated. The following is a summary of significant accounting policies followed by the TE Fund in the preparation of its consolidated financial statements.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of these consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The value of the TE Fund’s investment in the Company reflects the TE Fund’s proportionate interest in the total members’ contributed capital of the Company at September 30, 2025. Valuation of the investments held by the Company is discussed in Note 2 of the Company’s financial statements, attached to these consolidated financial statements.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short-term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the TE Fund’s custodian.

Cash and cash equivalents can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2025, the TE Fund held $872,241 in an overnight sweep that is deposited into a money market account.

Money Market Fund	Cost	Fair Value
Morgan Stanley Institutional Liquidity Fund Government Portfolio (A)	$872,241	$872,241

(A)	The rate is 3.94%, the annualized seven-day yield as of September 30, 2025.

7

NB Crossroads Private Markets Fund IV (TE) - Client LLC

Notes to the Consolidated Financial Statements

September 30, 2025 (Unaudited)

Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

E. Investment Gains and Losses

The TE Fund records its share of the Company’s investment income, expenses, and realized and change in unrealized gains and losses in proportion to the TE Fund’s aggregate commitment to the Company. The Company’s income and expense recognition policies are discussed in Note 2 of the Company’s financial statements, attached to these consolidated financial statements.

F. Income Taxes

The TE Fund is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members. The TE Fund has a tax year end of December 31.

The Offshore Fund is treated as a corporation for tax reporting.  The Offshore Fund has a tax year end of December 31. The Offshore Fund is subject to federal, state and local income taxes. As of September 30, 2025, the Offshore Fund has recorded a total deferred tax liability of $5,661,634 of which $5,220,418 is allocated to the TE Fund, and a current tax payable of $0.

Differences arise in the computation of Members’ equity for financial reporting in accordance with GAAP and Members’ equity for federal and state income tax reporting. These differences are primarily due to the fact that change in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the TE Fund’s investment in the Company for federal income tax purposes is based on amounts reported to the TE Fund on Schedule K-1 from the Company. As of September 30, 2025, the TE Fund had not received information to determine the tax cost of the Company. Based on the amounts reported to the TE Fund on Schedule K-1 as of December 31, 2024, and after adjustment for purchases and sales between December 31, 2024, and September 30, 2025, the estimated cost of the TE Fund’s investment in the Company at September 30, 2025, for federal income tax purposes aggregated $52,190,536. The net and gross unrealized appreciation for federal income tax purposes on the TE Fund’s investment in the Company was estimated to be $57,736,587.

The TE Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the TE Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2024, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2022 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in these consolidated financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Adviser has reviewed the TE Fund’s tax positions for the current tax year and has concluded that no provision for taxes is required in the TE Fund’s consolidated financial statements for the six months ended September 30, 2025. The TE Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Consolidated Statement of Operations. During the six months ended September 30, 2025, the TE Fund did not incur any interest or penalties.

8

NB Crossroads Private Markets Fund IV (TE) - Client LLC

Notes to the Consolidated Financial Statements

September 30, 2025 (Unaudited)

G. Restrictions on Transfers

Interests of the TE Fund (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fund Expenses

The TE Fund bears its own expenses and, indirectly bears a pro rata portion of the Company’s expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Distribution and Servicing Fees (as defined herein); Independent Managers’ fees (as defined herein); Advisory fees (as defined herein); legal fees; administration fees; audit fees; tax preparation fees; custodial fees; costs of insurance; and registration expenses.

I. Recent Accounting Pronouncements

In November of 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 does not change how public entities identify their operating segments, aggregate those operating segments, or apply the quantitative thresholds to determine their reportable segments.  However, it does clarify that all segment disclosures are applicable, even for entities that have a single reportable segment. This update is effective for fiscal years beginning after December 15, 2024, and early adoption is permitted. The TE Fund adopted this guidance and the adoption of the new standard impacted financial statement disclosures only and did not affect the TE Fund’s financial position or the results of its operations.

J. Segment Reporting

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. NBIA acts as the TE Fund’s CODM and is responsible for assessing performance and allocating resources with respect to the Company. The CODM has determined the TE Fund represents a single operating segment, as the CODM monitors the operating results of the TE Fund as a whole and the TE Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its confidential private placement memorandum, based on a defined investment strategy which is executed by the portfolio management team. The financial information in the form of the TE Fund’s investments as well as the information contained with the TE Fund’s Consolidated Financial Highlights, which are used by the CODM to assess the segment’s performance versus the TE Fund’s comparative benchmarks and to make resource allocation decisions for the TE Fund’s single segment, is consistent with that presented within the TE Fund’s consolidated financial statements. The Consolidated Statement of Assets, Liabilities and Members’ Equity – Net Assets and the Consolidated Statement of Operations are reflective of the TE Fund’s segment assets and expenses, respectively.

9

NB Crossroads Private Markets Fund IV (TE) - Client LLC

Notes to the Consolidated Financial Statements

September 30, 2025 (Unaudited)

3. Advisory Fee, Distribution and Servicing Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds. Further, the Registered Investment Adviser provides certain management and administrative services to the TE Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Registered Investment Adviser an investment advisory fee (the “Advisory Fee”) quarterly in arrears based on an annual rate of 0.10% during the first 12-months following the Company’s commencement of operations; 0.55% beginning in year two through the end of year eight from the commencement of operations and then 0.30% for the remaining life of the Company, in each case based on the Members’ total capital commitments. For the six months ended September 30, 2025, the Company incurred Advisory Fees totaling $501,456, of which $171,799 was allocated to the TE Fund.

In consideration for the services provided under the Placement Agreement, the TE Fund pays Neuberger Berman BD LLC (“NBBD” or the “Placement Agent”), a distribution and servicing fee (the “Distribution and Servicing Fee”) quarterly in arrears at the annual rate of 0.80% during the period from the commencement of investment operations through the end of year eight, and at the annual rate of 0.15% thereafter, based on the Members’ total capital commitments, determined and accrued as of the last day of each calendar quarter. For the six months ended September 30, 2025, the TE Fund incurred Distribution and Servicing Fees totaling $85,900.

Pursuant to an Administrative and Accounting Services Agreement, the TE Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation, and investor services to the TE Fund. In consideration for these services, the TE Fund pays the Administrator a fixed fee of $9,373 per calendar quarter. In accordance with the service level agreement additional fees may be charged for out-of-scope services and quarterly filings made on behalf of the TE Fund. For the six months ended September 30, 2025, the TE Fund incurred administration service fees totaling $18,747.

The Board consists of six managers (the “Independent Managers”), all of whom are not “interested persons” of the TE Fund as defined by Section 2(a)(19) of the 1940 Act. Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Independent Managers are also reimbursed for out-of-pocket expenses in connection with providing their services to the Company. For the six months ended September 30, 2025, the Company incurred $81,719 in Independent Managers’ fees, of which $27,997 was allocated to the TE Fund.

10

NB Crossroads Private Markets Fund IV (TE) - Client LLC

Notes to the Consolidated Financial Statements

September 30, 2025 (Unaudited)

As of September 30, 2025, two persons had ownership of approximately 8.73% and 8.12% of the TE Fund’s total capital commitments and are treated as “affiliated persons”, as defined in the 1940 Act (the “Affiliated Persons”). The affiliation between the Affiliated Persons and the TE Fund is based solely on the capital commitments made and percentage ownership.

4. Capital Commitments from Members

At September 30, 2025, capital commitments from Members totaled $114,532,651. Capital contributions received by the TE Fund with regard to satisfying Member capital commitments totaled $84,754,161, which represents approximately 74% of committed capital at September 30, 2025.

Capital contributions will be credited to Members’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of capital commitments. During the six months ended September 30, 2025, the TE Fund did not issue any units.

The net profits or net losses of the TE Fund are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions outlined below.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the LLC Agreement. As of September 30, 2025, the TE Fund had distributed $73,428,482 to Members. Distributions from the TE Fund are made in the following priority:

(a) First, to Members of the TE Fund until they have received a 125% return of all drawn capital commitments; and

(b) Then, a 93.5% - 6.5% split between the Members and the Special Member (as defined in Note 1 of the Company’s notes), respectively. The Special Member will not collect any of the incentive carried interest that it may have earned until after the fourth anniversary of the Final Closing.

Incentive carried interest is accrued based on the net asset value (“NAV”) of the TE Fund at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Consolidated Statement of Changes in Members’ Equity – Net Assets discloses the amount payable and paid to the Special Member in the period in which it occurs. At September 30, 2025, the accrued and unpaid incentive carried interest was $4,036,773.

11

NB Crossroads Private Markets Fund IV (TE) - Client LLC

Notes to the Consolidated Financial Statements

September 30, 2025 (Unaudited)

5. Indemnifications

In the normal course of business, the TE Fund enters into contracts that provide general indemnifications. The TE Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the TE Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

6. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner if at all.

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their capital commitments to the TE Fund, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

12

NB Crossroads Private Markets Fund IV (TE) - Client LLC

Notes to the Consolidated Financial Statements

September 30, 2025 (Unaudited)

7. Subsequent Events

The TE Fund has evaluated all events subsequent to September 30, 2025, through the date these financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

13

NB Crossroads Private Markets Fund IV (TE) - Client LLC

Supplemental Information

September 30, 2025 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the TE Fund’s policies and procedures used to determine how to vote proxies relating to the TE Fund’s portfolio securities, as well as information regarding proxy votes cast by the TE Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the TE Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The TE Fund did not receive any proxy solicitations during the six months ended September 30, 2025.

The TE Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The TE Fund’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

14

NB Crossroads Private Markets Fund IV Holdings LLC

Financial Statements

(Unaudited)

For the six months ended September 30, 2025

NB Crossroads Private Markets Fund IV Holdings LLC

For the six months ended September 30, 2025

Index	Page No.

NB Crossroads Private Markets Fund IV Holdings LLC

Statement of Assets, Liabilities and Members’ Equity – Net Assets

As of September 30, 2025 (Unaudited)

Assets

Investments, at fair value (cost $167,930,824)	$323,027,619
Receivable from investment	2,267,865
Interest receivable	34,257
Prepaid insurance	26,479

Total Assets	$325,356,220

Liabilities

Advisory fees payable	$250,728
Tax preparation fees payable	125,040
Due to Affiliate	123,467
Administration service fees payable	89,648
Professional fees payable	28,148
Other payables	558

Total Liabilities	$617,589

Commitments and contingencies (Note 5)

Members’ Equity - Net Assets	$324,738,631

Units of Membership Interests outstanding (unlimited units authorized)	1,475,657.81
Net Asset Value Per Unit	$220.06

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC

Schedule of Investments

September 30, 2025 (Unaudited)

Investments / Co-investments (A),(B),(C)	Acquisition Type	Acquisition Dates (D)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (22.46%)
BC European Capital X - Betty Co-Investment (1) LP	Co-investment	01/2019-10/2022	North America	$407,730	$2,159,502
BC European Capital X - Hulk Co-Investment (1) LP	Co-investment	07/2018-10/2022	North America	960,195	4,876,115
Carlyle Partners VII, L.P.	Primary	12/2018-07/2025	North America	7,961,335	13,126,668
Clayton, Dubilier & Rice Fund X, L.P.	Primary	03/2018-11/2024	North America	4,306,413	7,070,170
Cortefiel Co-Invest SCSp	Co-investment	10/2017-05/2022	Europe	534,501	971,242
CVC Capital Partners VII, L.P.	Primary	12/2018-11/2024	Europe	5,257,371	14,774,795
Gorilla Aggregator L.P. (F)	Co-investment	10/2017	North America	1,583,511	5,486,611
KKR Byzantium Infrastructure Co-Invest L.P.	Co-investment	10/2017	Europe	1,384,788	2,373,123
KKR Taurus Co-Invest II L.P.	Co-investment	10/2017-11/2017	North America	125,598	107,113
SLP Blue Co-Invest, L.P.	Co-investment	06/2018-05/2022	North America	1,805,947	3,125,567
THL Equity Fund VIII Investors (Agiliti), L.P.	Co-investment	01/2019-07/2021	North America	2,977,929	5,055,458
TPG Healthcare Partners, L.P.	Primary	12/2019-04/2025	North America	1,742,679	2,290,172
TPG Partners VIII, L.P.	Primary	12/2019-05/2025	North America	6,733,525	11,533,512
				35,781,522	72,950,048
Small and Mid-cap Buyout (39.03%)
BC Holdco, LLC	Co-investment	11/2017-02/2023	North America	1,774,542	6,160,353
ByLight InvestCo LP	Co-investment	05/2017-02/2023	North America	-	5,250,779
Charlesbank Equity Fund IX, L.P.	Primary	07/2018-06/2024	North America	5,781,766	12,510,631
CHG PPC Investor LLC	Co-investment	03/2018	North America	570,715	4,432,935
EQT Mid Market Europe, L.P.	Primary	08/2017-06/2024	Europe	2,280,811	5,734,757
EXC Holdings LP (F)	Co-investment	11/2017-12/2022	North America	616,454	1,808,091
Further Global Capital Partners, L.P.	Primary	03/2018-04/2025	North America	10,010,266	13,542,733
JLL MedPlast Topco, L.P.	Co-investment	06/2018	North America	1,640,000	4,920,000
KKR Global Infrastructure Investors III L.P.	Primary	12/2018-09/2025	North America	5,045,533	8,131,590
MCH Iberian Capital Fund IV, F.C.R.	Secondary	05/2017-09/2024	Europe	2,301,337	5,698,388
MHS Acquisition Holdings, LLC (F)	Co-investment	03/2017-12/2019	North America	1,046,584	947,795
Milani Aggregator LLC (F)	Co-investment	06/2018-08/2021	North America	1,699,440	2,741,914
NB Soho LP (TRG Growth Fund II)	Secondary	06/2017-04/2022	North America	-	172,945
NB Verrocchio LP	Co-investment	06/2018-05/2022	South America	3,368,022	1,180,769
Oak Hill Capital Partners IV, L.P.	Primary	05/2017-03/2024	North America	-	40,328
PPC Fund II, L.P.	Primary	04/2018-07/2025	North America	8,750,717	13,938,755
Rockbridge Portfolio Fund I L.P.	Secondary	12/2018-06/2021	North America	1,090,237	2,732,087
Silver Creek Midstream Coinvest LP	Co-investment	06/2018-11/2019	North America	2,068,539	3,305,968
THL Equity Fund VII Investors (MHS), L.P.	Co-investment	04/2017-09/2022	North America	1,120,597	3,220,377
Veritas Capital Fund VI, L.P.	Primary	06/2017-07/2024	North America	3,518,790	6,912,071
VSC RST Holdco, L.P. (F)	Co-investment	08/2017-08/2021	North America	-	11,408
Webster Capital IV, L.P.	Primary	07/2018-06/2023	North America	6,259,404	12,616,567
Wind Point Partners CV1, L.P.	Secondary	09/2018-10/2019	North America	16,264	174,632
WR Environmental Aggregator LLC (F)	Co-investment	04/2017-02/2022	North America	1,148,240	1,584,571
Wrigley Co-Invest, L.P.	Co-investment	06/2018-10/2018	North America	2,350,120	8,974,289
				62,458,378	126,744,733

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC

Schedule of Investments

September 30, 2025 (Unaudited)

Investments / Co-investments (A),(B),(C)	Acquisition Type	Acquisition Dates (D)	Geographic Region (E)	Cost	Fair Value
Special Situations (16.40%)
Apollo Investment Fund IX, L.P.	Primary	03/2019-06/2025	North America	2,701,721	4,212,317
Cerberus Institutional Partners VI, L.P.	Primary	04/2017-12/2019	North America	4,119,232	9,051,852
Diligere Co-Investment Partners, LLC	Co-investment	02/2018-10/2022	North America	1,306,716	3,368,748
Epiris Fund II L.P.	Primary	05/2018-11/2023	Europe	7,803,769	13,861,784
Lantern Capital Partners Fund I (A), L.P	Primary	04/2018-02/2021	North America	2,430,377	1,203,963
NB Arch LP	Co-investment	09/2017-06/2022	North America	837,210	4,418,872
Runner Topco L.P. (F)	Co-investment	04/2018	North America	132,049	-
Sycamore Partners III, L.P.	Primary	01/2018-08/2025	North America	10,945,677	17,155,237
				30,276,751	53,272,773
Venture Capital (17.49%)
Alsop Louie Capital IV L.P.	Primary	11/2017-05/2025	North America	5,199,667	5,622,394
Battery Ventures XII, L.P.	Primary	03/2018-08/2021	North America	1,765,824	3,863,062
Battery XII Side Fund, L.P.	Primary	03/2018-08/2021	North America	714,066	1,649,453
Canaan XI L.P.	Primary	01/2018-02/2023	North America	4,322,992	8,883,235
DFJ Growth III, L.P.	Primary	05/2017-09/2023	North America	3,419,634	9,311,332
Hosen Capital Fund III, L.P.	Primary	04/2017-09/2019	Asia	1,984,197	4,258,406
Menlo Ventures XIV, L.P.	Primary	10/2017-06/2022	North America	2,521,288	6,572,742
Summit Partners Europe Growth Equity Fund II, SCSp	Primary	01/2018-11/2023	Europe	2,699,261	11,705,007
TPG Tech Adjacencies, L.P.	Primary	06/2019-03/2023	North America	3,508,618	4,915,808
				26,135,547	56,781,439

Short Term Investments	Cost	Fair Value
Money Market Fund (4.09%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio (G)	13,278,626	13,278,626
	13,278,626	13,278,626

Total Investments in Portfolio Funds (cost $167,930,824) (99.47%)		323,027,619
Other Assets & Liabilities (Net) (0.53%)		1,711,012
Members’ Equity - Net Assets (100.00%)		$324,738,631

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at September 30, 2025 aggregated $154,652,198. Total fair value of illiquid and restricted securities at September 30, 2025 was $309,748,993 or 95.38% of net assets.
(C)	All percentages are calculated as fair value divided by the Company’s Members’ Equity - Net Assets.
(D)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.
(G)	The rate is 3.94%, the annualized seven-day yield as of September 30, 2025.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC

Statement of Operations

For the six months ended September 30, 2025 (Unaudited)

Investment Income:

Interest income	$185,810

Total Investment Income	185,810

Operating Expenses:

Advisory fees	501,456
Administration service fees	186,634
Audit fees	89,100
Independent Managers’ fees	81,719
Tax preparation fees	70,356
Insurance expense	18,817
Professional fees	16,880
Other expenses	59,747

Total Operating Expenses	1,024,709

Net Investment Loss	(838,899)

Net Realized and Change in Unrealized Gain on Investments (Note 2)

Net realized gain on investments	15,758,814
Net change in unrealized appreciation on investments	(10,272,723)

Net Realized and Change in Unrealized Gain on Investments	5,486,091

Net Increase in Members’ Equity – Net Assets Resulting from Operations	$4,647,192

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC

Statement of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2025 (Audited)

	Members’ Equity	Special Member	Total
Members’ committed capital	$330,959,751	$3,344,543	$334,304,294

Members’ equity at April 1, 2024	$386,351,917	$3,919,239	$390,271,156
Capital distributions	(68,304,604)	(685,631)	(68,990,235)
Net investment loss	(1,987,689)	(20,088)	(2,007,777)
Net realized gain on investments	29,191,161	294,994	29,486,155
Net change in unrealized appreciation on investments	(6,514,739)	(65,835)	(6,580,574)
Members’ equity at March 31, 2025	$338,736,046	$3,442,679	$342,178,725

For the six months ended September 30, 2025 (Unaudited)

	Members’ Equity	Special Member	Total
Members’ committed capital	$330,959,751	$3,344,543	$334,304,294

Members’ equity at April 1, 2025	$338,736,046	$3,442,679	$342,178,725
Capital distributions	(21,869,891)	(217,395)	(22,087,286)
Net investment loss	(830,506)	(8,393)	(838,899)
Net realized gain on investments	15,601,155	157,659	15,758,814
Net change in unrealized appreciation on investments	(10,169,950)	(102,773)	(10,272,723)
Members’ equity at September 30, 2025	$321,466,854	$3,271,777	$324,738,631

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC

Statement of Cash Flows

For the six months ended September 30, 2025 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Members’ Equity – Net Assets resulting from operations	$4,647,192

Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(5,392,418)
Proceeds received from of investments	28,530,382
Net realized (gain) loss on investments	(15,758,814)
Net change in unrealized (appreciation) depreciation on investments	10,272,723
Net purchases and sales of short term investments	(726,975)
Changes in assets and liabilities related to operations
(Increase) decrease in interest receivable	(1,797)
(Increase) decrease in prepaid insurance	(11,576)
Increase (decrease) in tax preparation fees payable	125,040
Increase (decrease) in due to Affiliate	7,635
Increase (decrease) in administration service fees payable	(3,045)
Increase (decrease) in professional fees payable	(138,683)
Increase (decrease) in other payables	(160)

Net cash provided by (used in) operating activities	21,549,504

CASH FLOWS FROM FINANCING ACTIVITIES

Distributions to Members	(22,087,286)

Net cash provided by (used in) financing activities	(22,087,286)

Net change in cash and cash equivalents	(537,782)
Cash and cash equivalents at beginning of the period	537,782

Cash and cash equivalents at end of the period	$-

Noncash activities
Distributions totaling $357,507 were made to the TE Fund and the Offshore Fund for taxes paid and/or accrued on behalf of the TE Fund and Offshore Fund.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC

Financial Highlights

	For the six months ended September 30, 2025 (Unaudited)	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2021
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$231.88	$264.47	$271.47	$299.45	$264.96	$177.13
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.57)	(1.36)	(0.84)	(1.14)	(1.40)	(1.43)
Net realized and unrealized gain on investments	3.72	15.52	11.12	6.36	76.84	89.42
Net increase (decrease) in net assets resulting from operations	3.15	14.16	10.28	5.22	75.44	87.99

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	(14.97)	(46.75)	(17.28)	(33.20)	(40.95)	(0.16)
NET ASSET VALUE, END OF PERIOD	$220.06	$231.88	$264.47	$271.47	$299.45	$264.96
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	1.34%	5.74%	3.85%	2.03%	28.90%	49.69%

RATIOS AND SUPPLEMENTAL DATA:
Members’ Equity - Net Assets, end of period in thousands (000’s)	$324,739	$342,179	$390,271	$400,602	$441,884	$390,985
Ratios to Average Members’ Equity - Net Assets: (4), (5)
Expenses	0.61%	0.80%	0.74%	0.80%	0.69%	0.98%
Net investment loss	(0.50)%	(0.56)%	(0.31)%	(0.46)%	(0.49)%	(0.71)%
Portfolio Turnover Rate (6)	1.67%	1.63%	2.92%	5.42%	10.23%	9.36%

INTERNAL RATES OF RETURN:
Internal Rate of Return (7)	15.84%	16.49%	17.83%	20.34%	24.57%	23.18%

(1)	Selected data for a unit of Membership Interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Company during the period and assumes distributions, if any, were reinvested. The Company’s units are not traded in any market; therefore, the market value total investment return is not calculated.

(3)	Total return and the ratios to average members’ equity - net assets is calculated for the Company taken as a whole.
(4)	Ratios do not reflect the Company’s proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.
(5)	For the six months ended September 30, 2025, the ratios are annualized.
(6)	Proceeds received from investments are included in the portfolio turnover rate.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2025 (Unaudited)

1. Organization

NB Crossroads Private Markets Fund IV Holdings LLC (the “Company”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was organized as a Delaware limited liability company on November 10, 2015. The Company commenced operations on November 15, 2016. The duration of the Company is ten years from the final subscription closing date (the “Final Closing”), which occurred on August 7, 2017, subject to two two-year extensions which may be approved by the Board of Managers of the Company (the “Board” or the “Board of Managers”). Thereafter, the term of the Company may be extended by consent of a majority-in-interest of its Members as defined in the Company’s limited liability company agreement (the “LLC Agreement”).

The Company’s investment objective is to provide attractive risk-adjusted returns. The Company seeks to achieve its objective by investing in a diversified global portfolio of high quality third- party private equity funds (“Portfolio Funds”) including secondary investments in underlying Portfolio Funds acquired from investors in such Portfolio Funds (each, a “Secondary Investment”) pursuing investment strategies in small and mid-cap buyout, large-cap buyout, special situations (primarily distressed-oriented strategies), and venture and growth capital, and by co-investing directly in portfolio companies alongside Portfolio Funds and other private equity firms (each, a “Co-Investment”). Neither the Company nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the 1940 Act.

NB Crossroads Private Markets Fund IV (TI) - Client LLC (the “TI Fund”), NB Crossroads Private Markets Fund IV (TE) - Client LLC (the “TE Fund”) and NB Crossroads Private Markets Fund IV (Offshore) - Client LLC (the “Offshore Fund” and together with the TI Fund and the TE Fund, the “Feeder Funds”) each pursue their investment objectives by investing substantially all of their assets in the Company. The TE Fund and the Offshore Fund invest indirectly in the Company through NB Crossroads Private Markets Fund IV (Offshore), Client Ltd, a Cayman Islands exempted company (the “Offshore Company”). Each of the TI Fund and the TE Fund is a Delaware limited liability company that is registered under the 1940 Act as a non-diversified, closed-end management investment company. The Offshore Fund, a Cayman Islands limited liability company, is not registered as an investment company under the 1940 Act.  The percentage of the Offshore Company’s shareholder capital owned by the TE Fund and Offshore Fund is 92.21% and 7.79%, respectively. The financial position and results of operations of the Offshore Company have been consolidated within the TE Fund’s and the Offshore Fund’s consolidated financial statements. The Offshore Company and the Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Offshore Company and the Feeder Funds pursue their investment objectives by investing in the Company).

The Board has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operations of the TE Fund. The Board exercises the same powers, authority and responsibilities on behalf of the Company as are customarily exercised by directors of a typical investment company registered under the 1940 Act. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser” and together with NBIA, the “Adviser”) to provide investment advice regarding the selection of the Portfolio Funds and Co-Investments and to manage the day-to-day operations of the Company.

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2025 (Unaudited)

The Company operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as members of the Company (“Members”).  As of September 30, 2025, the TI Fund’s, the TE Fund’s and the Offshore Fund’s ownership of the Company’s Members’ contributed capital was 61.84%, 34.26% and 2.90%, respectively, with a NB affiliate’s (“Special Member”) (who is also a Member of the Company) percentage ownership of the Company’s Members’ contributed capital being 1%.

2. Significant Accounting Policies

The Company meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

A. Basis of Accounting

The Company’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Company are maintained in U.S. dollars.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The Company computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Adviser in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its investments.  In accordance with Rule 2a-5 under the 1940 Act, the Board has designated NBIA as its Valuation Designee (the “Valuation Designee”). The Valuation Designee, with assistance from NBAA, is responsible for determining fair value in good faith for the Company’s investments without readily available market quotations, subject to oversight by the Board.

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2025 (Unaudited)

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

FASB ASC 820-10, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund’s life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2025 (Unaudited)

Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Company’s results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Members’ Equity - Net Assets by level within the valuation hierarchy as of September 30, 2025.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$5,486,611	$67,463,437	$72,950,048
Small and Mid-cap Buyout	-	-	7,093,779	119,650,954	126,744,733
Special Situations	-	-	-	53,272,773	53,272,773
Venture Capital	-	-	-	56,781,439	56,781,439
Money Market Fund	13,278,626	-	-	-	13,278,626
Total	$13,278,626	$-	$12,580,390	$297,168,603	$323,027,619

Significant Unobservable Inputs

As of September 30, 2025, the Company had investments valued at $323,027,619. The fair value of investments valued at $297,168,603 in the Company’s Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of September 30, 2025:

			Unobservable Inputs
Investments	Fair Value 09/30/2025	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$5,486,611	Market Comparables	LTM EBITDA	12.9x	N/A
Small and Mid-cap Buyout	7,082,371	Market Comparables	LTM EBITDA	13.2x-17.0x	14.5x
Small and Mid-cap Buyout	11,408	Escrow Value	1.0x Escrow	N/A	N/A
Special Situations	-	Market Comparables	LTM EBITDA	12.4x	N/A
Total	$12,580,390

1 Inputs weighted based on fair value of investments in range.

During the six months ended September 30, 2025, purchases and sales from Level 3 investments were as follows:

Purchases	Sales
$-	$56,900

During the six months ended September 30, 2025, change in unrealized appreciation and realized gains from Level 3 investments were $354,532 and $56,900, respectively.

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2025 (Unaudited)

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the six months ended September 30, 2025.

The estimated remaining life of the Company’s Portfolio Funds as of September 30, 2025 is one to three years, with the possibility of extensions by each of the Portfolio Funds.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short-term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Company’s custodian.

Cash and cash equivalents can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2025, the Company held $13,278,626 in an overnight sweep that is deposited into a money market account.

Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

E. Investment Gains and Losses

The Company records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Company recognizes within the Statement of Operations its share of realized gains or (losses), the Company’s change in net unrealized appreciation/(depreciation) and the Company’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Portfolio Funds. The Company may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Changes in unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Company’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

The Portfolio Funds may make in-kind distributions to the Company and, particularly in the event of a dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Company will be to liquidate such investment and distribute proceeds to Members, under certain circumstances when deemed appropriate by the Board, a Member may receive in-kind distributions from the Company.

F. Income Taxes

The Company is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members. The Company has a tax year end of December 31.

Differences arise in the computation of Members’ equity for financial reporting in accordance with GAAP and Members’ equity for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2025 (Unaudited)

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Company on Schedule K-1 from the Portfolio Funds. As of September 30, 2025, the Company had not received information to determine the tax cost of the Portfolio Funds. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2024, and after adjustment for purchases and sales between December 31, 2024 and September 30, 2025, the estimated cost of the Portfolio Funds at September 30, 2025, for federal income tax purposes aggregated $123,782,431. The net unrealized appreciation for federal income tax purposes was estimated to be $185,966,562. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $193,718,241 and $7,751,679, respectively.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2024, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2022 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Adviser has reviewed the Company’s tax positions for the current tax year and has concluded that no provision for taxes is required in the Company’s financial statements for the six months ended September 30, 2025. The Company recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2025, the Company did not incur any interest or penalties.

G. Restrictions on Transfers

Interests of the Company (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Company) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Company level expenses shown on the Company’s Statement of Operations, Members of the Company will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Company’s Financial Highlights.

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2025 (Unaudited)

I. Company Expenses

The Company bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory Fees (as defined herein); investment related expenses; legal fees; administration fees; audit fees; tax preparation fees; custodial fees; registration expenses; costs of insurance; Independent Managers’ fees (as defined herein); and expenses of meetings of the Board.

J. Foreign Currency Translation

The Company has foreign investments which require the Company to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.

Contributed capital to and distributions received from these foreign Portfolio Funds are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. The Company does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

K. Recent Accounting Pronouncements

In November of 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 does not change how public entities identify their operating segments, aggregate those operating segments, or apply the quantitative thresholds to determine their reportable segments.  However, it does clarify that all segment disclosures are applicable, even for entities that have a single reportable segment. This update is effective for fiscal years beginning after December 15, 2024, and early adoption is permitted. The Company adopted this guidance and the adoption of the new standard impacted financial statement disclosures only and did not affect the Company’s financial position or the results of its operations.

L. Segment Reporting

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. NBIA acts as the Company’s CODM and is responsible for assessing performance and allocating resources with respect to the Company. The CODM has determined the Company represents a single operating segment, as the CODM monitors the operating results of the Company as a whole and the Company’s long-term strategic asset allocation is pre-determined in accordance with the terms of its confidential private placement memorandum, based on a defined investment strategy which is executed by the portfolio management team. The financial information in the form of the Company’s Portfolio Funds as well as the information contained with the Company’s Financial Highlights, which are used by the CODM to assess the segment’s performance versus the Company’s comparative benchmarks and to make resource allocation decisions for the Company’s single segment, is consistent with that presented within the Company’s financial statements. The Statement of Assets, Liabilities and Members’ Equity – Net Assets and the Statement of Operations are reflective of the Company’s segment assets and expenses, respectively.

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2025 (Unaudited)

3. Advisory Fees, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Registered Investment Adviser provides certain management and administrative services to the TI and TE Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Registered Investment Adviser an investment advisory fee (the “Advisory Fee”) quarterly in arrears based on an annual rate of 0.10% during the first 12-months following the Company’s commencement of operations; 0.55% beginning in year two through the end of year eight from the commencement of operations and then 0.30% for the remaining life of the Company, in each case based on the Members’ total capital commitments. For the six months ended September 30, 2025, the Company incurred Advisory Fees totaling $501,456.

Pursuant to an Administrative and Accounting Services Agreement, the Company retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation and investor services to the Company. In consideration for these services, the Company pays the Administrator a tiered fee between 0.01% and 0.02%, based on the first day of each calendar quarter’s net assets, subject to a minimum quarterly fee. In accordance with the service level agreement additional fees may be charged for out-of-scope services and quarterly filings made on behalf of the Company. For the six months ended September 30, 2025, the Company incurred administration service fees totaling $186,634.

The Board consists of six managers (the “Independent Managers”), all of whom are not “interested persons” of the Company as defined by Section 2(a)(19) of the 1940 Act. Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Independent Managers are also reimbursed for out-of-pocket expenses in connection with providing their services to the Company. For the six months ended September 30, 2025, the Company incurred $81,719 in Independent Managers’ fees.

4. Capital Commitments from Members

At September 30, 2025, capital commitments from Members totaled $334,304,294. Capital contributions received by the Company with regard to satisfying Member commitments totaled $228,998,441, which represents approximately 69% of committed capital at September 30, 2025.

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2025 (Unaudited)

Capital contributions will be credited to Members’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. During the six months ended September 30, 2025, the Company did not issue any units.

The net profits or net losses of the Company are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on Members’ percentage interests, as defined in the LLC Agreement.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Members at such times and in such amounts as determined by the Board in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the LLC Agreement. As of September 30, 2025, the Company had distributed $226,276,203 to Members.

5. Capital Commitments of the Company to Investments

As of September 30, 2025, the Company had total capital commitments of $305,523,715 to the investments with remaining unfunded commitments to the investments totaling $31,422,600 as listed below:

Assets:	Unfunded Commitment
Large-cap Buyout	4,953,989
Small and Mid-cap Buyout	15,934,317
Special Situations	6,837,168
Venture Capital	3,697,126
Total	$31,422,600

6. Description of the Investments

Due to the nature of the investments, the Company generally cannot liquidate its positions in the investments except through distributions from the investments, which are made at the discretion of the Portfolio Funds or sponsor of the Co-Investment. The Company has no right to demand repayment of its investment in the Portfolio Funds or Co-Investments.

The following underlying investment represents 5% or more of Members’ Equity – Net Assets of the Company.

Sycamore Partners III, L.P. (“Sycamore III”) represents 5.28% of Members’ Equity – Net Assets of the Company as of September 30, 2025. Sycamore III focuses on consumer, retail, and distribution sectors.

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2025 (Unaudited)

7. Indemnifications

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Company. Accordingly, the unfunded commitments disclosed under Note 5 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

8. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner if at all.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2025 (Unaudited)

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the Company, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

9. Subsequent Events

The Company has evaluated all events subsequent to September 30, 2025, through the date these financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

NB Crossroads Private Markets Fund IV Holdings LLC

Supplemental Information

September 30, 2025 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the Company’s policies and procedures used to determine how to vote proxies relating to the Company’s portfolio securities, as well as information regarding proxy votes cast by the Company (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Company at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Company did not receive any proxy solicitations during the six months ended September 30, 2025.

The Company files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Company’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

NB Crossroads Private Markets Fund IV Holdings LLC

Advisory and Sub-Advisory Agreement Approval

September 30, 2025 (Unaudited)

Advisory and Sub-Advisory Agreement Approval

The Board of NB Crossroads Private Markets Fund IV Holdings LLC (the “Master Fund”) considered the approval of the Investment Advisory Agreement between the Master Fund and NBIA and the Sub-Advisory Agreement between NBIA, on behalf of the Master Fund, and NBAA (NBIA and NBAA together, “Neuberger Berman”), at an executive session of the Independent Managers held on July 17, 2025 and a Board meeting held on July 24, 2025. The Board is comprised solely of Independent Managers, and, in connection with its deliberations regarding matters relating to the Investment Advisory Agreement and the Sub-Advisory Agreement (together, the “Agreements”), the Independent Managers were represented and assisted by independent legal counsel. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

In determining whether to approve each Agreement, the Board noted that it had, through its counsel, requested certain information in connection with the approval of the Agreements and discussed with management of Neuberger Berman certain matters. The Board considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board reviewed materials furnished by NBIA and NBAA, including information regarding NBIA and NBAA, their affiliates, personnel, operations and NBIA’s financial condition. The Board’s counsel reviewed with the Board its duties and responsibilities under state and common law and under the 1940 Act with respect to the approval of investment advisory agreements.

The Board reviewed and considered NBIA’s financial condition, noting that both NBIA and NBAA are wholly-owned, indirect subsidiaries of Neuberger Berman Group LLC. Specifically, the Board reviewed and considered financial statements of NBIA and other financial information for NBIA. The Board determined that NBIA is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Master Fund and to satisfy its obligations under the 1940 Act and the Investment Advisory Agreement.

The Board discussed and reviewed the Advisory Fee, together with the fee paid by NBIA to NBAA out of the Advisory Fee (the “Sub-Advisory Fee”), and the appropriateness of such Advisory Fee. The Board reviewed and considered how the Advisory Fee and Sub-Advisory Fee for the Master Fund reflect the economies of scale for the benefit of the members of the Master Fund, noting that economies of scale are realized when a fund’s assets increase significantly and that the Master Fund did not have increasing assets. During its discussion of the Advisory Fee and Sub-Advisory Fee, the Board also considered the incentive carried interest to be received by NBIA or its affiliate. The Board also reviewed and considered the fees or other payments to be received by NBIA, NBAA and their affiliates, including the distribution and service fee payable by the Feeder Funds to an affiliate. Specifically, the Board reviewed and considered a comparison of fees charged by investment advisers to fund peers of the Master Fund, and fees charged by NBIA, NBAA or their affiliates with respect to other funds of funds programs. The Board noted, in comparing fee structures of the Master Fund with those of non-registered funds, the additional administrative, financial reporting and legal services provided by Neuberger Berman to the Master Fund. The Board concluded that the Advisory Fee and Sub-Advisory Fee were reasonable.

NB Crossroads Private Markets Fund IV Holdings LLC

Advisory and Sub-Advisory Agreement Approval

September 30, 2025 (Unaudited)

The Board discussed and reviewed the nature, extent and quality of services rendered to the Master Fund by NBIA and NBAA. The Board discussed the structure and capabilities of Neuberger Berman, including technology and operational support, which support the services provided to the Master Fund. The Board also considered Neuberger Berman’s extensive administrative and compliance infrastructure. The Board also reviewed and discussed the experience and qualifications of key personnel of Neuberger Berman, including the qualifications of the portfolio managers that manage the Master Fund, and their experience managing funds of private funds, including other registered funds of private equity funds that the Board oversees, and the background and expertise of the key personnel and amount of time they are able to devote to the Master Fund’s affairs. There was also a discussion on performance analytics and the various indices and benchmarks used for the Master Fund. The Board concluded that, in light of the particular requirements of the Master Fund, it was satisfied with the professional qualifications and overall commitment to the Master Fund of the portfolio management team.

The Board discussed Neuberger Berman’s profitability and, after reviewing this information, and other information discussed at the meetings, determined that the profitability relating to the Master Fund was not so disproportionately large that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of the Master Fund and Neuberger Berman’s service levels, the current profitability of Neuberger Berman resulting from its relationship to the Master Fund was not excessive.

The Board also continued its review in an executive session in which independent legal counsel was present. At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Managers, determined to approve the continuance of the Agreements. In approving the continuation of the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Neuberger Berman, of NBIA and NBAA and the services provided to the Master Fund by NBIA and NBAA. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations and compliance infrastructure of the Master Fund and the investment management and other services provided under the Agreements, including information on the comparative and absolute investment performance of the Master Fund. Certain aspects of these arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on the Board’s consideration of the Master Fund’s arrangements, or substantially similar arrangements for other NBAA-advised funds that the Board oversees, in prior years.

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Registrant’s statement regarding the basis for approval of the investment advisory contract is included as part of the Report to Members filed under Item 1(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual reports.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14. Purchase of Equity Securities by Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Board.

Item 16. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) were effective as of a date within 90 days of the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the six months ended September 30, 2025.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the six months ended September 30, 2025.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics. Not applicable to semi-annual reports.

(a)(2)	Not applicable.

(a)(3)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act, are filed herewith.

(a)(4)	Not applicable.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act is furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Crossroads Private Markets Fund IV (TE) - Client LLC

By:	/s/ David Morse
David Morse
Vice President

Date: December 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Morse
David Morse
Vice President
(Principal Executive Officer)

Date: December 8, 2025

By:	/s/ Mark Bonner
Mark Bonner
Treasurer
(Principal Financial Officer)

Date: December 8, 2025